Financial Instruments - Narrative (Details) - $250m Convertible Bonds - USD ($)	12 Months Ended
	Dec. 31, 2023	Feb. 28, 2023	Jan. 31, 2023
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Issuance costs	$ 12,400,000		$ 12,400,000
Principal	250,000,000	$ 250,000,000
Deferred finance costs, amortization expense	2,300,000
Deferred finance costs, current	2,500,000
Deferred finance costs, non-current	$ 7,600,000